EARNINGS PER SHARE ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator for EPS:
Net income	$ 4,841	$ 2,865	$ 12,096	$ 7,592
Denominator for EPS:
Weighted average shares outstanding - basic	12,911,050	10,609,867	11,776,747	10,462,012
Dilutive shares	167,417	219,882	127,297	593,251
Weighted average shares outstanding - diluted	13,078,467	10,829,749	11,904,044	11,055,263
EPS:
Basic	$ 0.37	$ 0.27	$ 1.03	$ 0.73
Diluted	$ 0.37	$ 0.26	$ 1.02	$ 0.69